Note 3 - Significant Accounting Policies (Details)	12 Months Ended
Nov. 30, 2019
Declining Balance | Computer Equipment
Declining Balance Depreciation Rate	30.00%
Declining Balance | Computer Software, Intangible Asset
Declining Balance Depreciation Rate	50.00%
Declining Balance | Furniture and Fixtures
Declining Balance Depreciation Rate	20.00%
Declining Balance | Laboratory Equipment
Declining Balance Depreciation Rate	20.00%
Straight Line | Leasehold Improvements
Leasehold improvements	Over term of lease